Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	RUMBLEON, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Registration Statement on Form S-1 (the “Form S-1”) replaces the Prior Registration Statements (as defined below) in connection with the Previously Registered Securities (as defined below), and upon effectiveness, this Form S-1 will act as a post-effective amendment for each of the Prior Registration Statements in connection with the Previously Registered Securities. RumbleOn, Inc. (the “Company”) is not registering any securities on its behalf on this Form S-1 and the Company is not aware of the current intention of any securityholder identified in this Form S-1 with regard to the sale of any of their securities. No director or executive officer of the Company is included as a selling securityholder in this Form S-1.An aggregate of: (1) 7,977,977 shares of Class B Common Stock, consisting of (i) 5,791,489 shares of Class B Common Stock that were previously registered for resale pursuant to the Company's previously filed Registration Statement on Form S-3 (File No. 333-260151), (ii) 968,750 shares of Class B Common Stock issuable upon conversion of the 6.75% Convertible Senior Notes due 2025 (the “Notes”) that were previously registered for resale pursuant to the Company's previously filed Registration Statement on Form S-3 (File No. 333-239285), (iii) 1,212,121 shares of Class B Common Stock issuable upon conversion of outstanding warrants that were previously registered for resale pursuant to the Company's previously filed Registration Statement on Form S-3 (File No. 333-259337), (iv) 479 shares of Class B Common Stock issuable upon conversion of outstanding warrants that were previously registered for resale pursuant to the Company's previously filed Registration Statement on Form S-3 (File No. 333-231631), (v) 1,047 shares of Class B Common Stock issuable upon conversion of outstanding warrants that were previously registered for resale pursuant to the Company's previously filed Registration Statement on Form S-3 (File No. 333-228483), and (vi) 4,091 shares of Class B Common Stock issuable upon conversion of outstanding warrants that were previously registered for resale pursuant to the Company's previously filed Registration Statement on Form S-3 (File No. 333-226514); (2) $38,750,000 of 6.75% Convertible Senior Notes due 2025 that were previously registered for resale pursuant to the Company's previously filed Registration Statement on Form S-3 (File No. 333-239285); and (3) 1,046,272 shares of Class B Common Stock (the “Initially Registered Securities”) are being registered for resale under this Form S-1. The securities referenced above in (1) and (2) of this paragraph are collectively referred to herein as the Previously Registered Securities. The Registration Statements on Form S-3 referenced in this paragraph are collectively referred to herein as the Prior Registration Statements.This Registration Statement on Form S-1 contains a combined prospectus under Rule 429 of the Securities Act of 1933, as amended, which relates to the Prior Registration Statements in connection with the Previously Registered Securities and to the Initially Registered Securities.
Entity Central Index Key	0001596961
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV